Net reversal (impairment) of tangible and intangible assets (Details Textual) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) bbl $ / bbl $ / BBL	Dec. 31, 2018 USD ($) bbl $ / bbl $ / BBL	Dec. 31, 2017 EUR (€)
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.00%	0.00%
Impairment loss	€ 1,701		€ 913
Profitability margin per barrel | bbl	5	5
Disclosure of amount of impairment loss based on which weighted average cost of capital is disclosed	WACC relating to impairment losses/reversals of impairments of more than 100 million	WACC relating to impairment losses/reversals of impairments of more than 100 million
Long Term Assumption For Benchmark Brent Price | $ / bbl	85	85
Oil Price | $ / BBL	60	60
Predicted Oil Price | $ / BBL	70	70
Decrease in oil price | $ / BBL	20	20
Gas Distribution Company of Thessaloniki Thessaly SA [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Additional recognition, goodwill | $
Bottom of range [member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Weighted Average Cost Of Capital Percentage	6.20%	6.20%
Top of range [member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Weighted Average Cost Of Capital Percentage	16.00%	16.00%
Oil & Gas and refining business segment [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Weighted Average Cost Of Capital Marginal Decrease Percentage	0.50%	0.50%
Weighted Average Cost Of Capital Percentage	7.30%	7.30%
Gas & Power [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss	€ 66
Refining & Marketing business line [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss	€ 156
Exploration & Production [Member] | Individual assets or cash-generating units [member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Weighted Average Cost Of Capital Percentage	6.00%	6.00%
Reversal of impairment loss | $		$ 299
Impairment loss	€ 1,025
Exploration & Production [Member] | Bottom of range [member] | Individual assets or cash-generating units [member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Weighted Average Cost Of Capital Pre Tax Rate Percentage	6.00%	6.00%
Exploration & Production [Member] | Top of range [member] | Individual assets or cash-generating units [member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Weighted Average Cost Of Capital Pre Tax Rate Percentage	9.00%	9.00%